Share-Based Payments Share-Based Payments - Portfolio Performance Shares Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Granted, weighted-average grant date fair value per share	$ 27.37
Vested, weighted-average grant date fair value per share	$ 27.37
Forfeited, weighted-average grant date fair value per share	$ 28.21		$ 25.08
Nonvested, end of period, weighted-average grant date fair value per share	$ 30.63
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested and expected to vest, end of period, shares	11,324
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	3,742,000
Granted, shares	8,138,000
Vested, shares	(13,000)
Forfeited, shares	(543,000)
Nonvested, end of period, shares	11,324,000	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 25.08
Granted, weighted-average grant date fair value per share	$ 27.37
Vested, weighted-average grant date fair value per share	$ 28.75
Forfeited, weighted-average grant date fair value per share	$ 28.91
Nonvested, end of period, weighted-average grant date fair value per share	$ 30.63	[1]
Minimum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	0.00%
Minimum [Member] | Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	0.00%
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	200.00%
Maximum [Member] | Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares earned as a percentage of initial award	200.00%

[1]	Vested and non-vested shares outstanding, but not paid as of December 31, 2013 are 11,324.